Earnings / (Loss) per Share	6 Months Ended
Jun. 30, 2023
Earnings / (Loss) per Share [Abstract]
Earnings / (Loss) per Share
10.	Earnings / (Loss) per Share

All common shares issued (including the restricted shares issued under the equity incentive plan, or else) are the Company’s common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreements. Unvested shares granted under the Company’s incentive plan, or else, are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic and diluted earnings per share calculation purposes. For the six months ended June 30, 2023, the dividend declared and accrued in aggregate amounting to $951 to its Series B and Series C preferred stockholders, while for the six months ended June 30, 2022, the Company did not declare any dividends but the accrued dividends amount was $328. The calculation of basic earnings/ (loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. The dilutive effect of share-based compensation arrangements and for unexercised warrants that are in-the money, is computed using the treasury stock method, which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period, while the dilutive effect of convertible securities is computed using the “if converted” method. In particular, for the preferred convertible stock that requires the payment of cash by the holder upon conversion, the proceeds assumed to be received shall be assumed to be applied to purchase common stock under the treasury stock method and the convertible security shall be assumed to be converted under the “if-converted” method. For the six months ended June 30, 2023, the computation of diluted earnings per share reflects i) the potential dilution from conversion of outstanding preferred convertible stock Series B and C, calculated with the “if converted” method which resulted in 22,314,730 shares, and ii) the potential dilution from the exercise of warrants Series A (either exercised during the period end or outstanding) using the treasury stock method which resulted in 767,745 shares and the deduction of $966, related to the changes in fair value of Series A warrants’ liability, from net income attributable to common stockholders.

For the six months ended June 30, 2023, securities that could potentially dilute basic loss per share in the future that were not included in the computation of diluted loss per share, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested restricted share awards, all other outstanding warrants considered to be out of the money (Class A Warrants, July Warrants, August Warrants and Series B Warrants) and the non-exercised stock options calculated with the treasury stock method. For the six months ended June 30, 2022, securities that could potentially dilute basic loss per share in the future that were not included in the computation of diluted loss per share, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested restricted share awards, Class A warrants considered to be out of the money and the non-exercised stock options calculated with the treasury stock method.

For the six months ended June 30, 2023, net income is significantly adjusted by a deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature of $9,809, (Note 9 (b)),  by a deemed dividend to the holders of the July and August 2022 Warrants of $789 as a result of triggering of a down-round feature (Note 9 (f)), and also by an amount of $951 representing dividends on Series B and Series C Preferred Stock (Note 9 (b)), to arrive at the net income attributable to common equity holders.

For the six months ended June 30, 2022, net income is significantly adjusted by an amount of $9,271 representing deemed dividends on Series B preferred stock upon exchange of common stock (Note 9 (b)), and also by an amount of $328 representing dividends on Series B and Series C Preferred Stock (Note 9 (b)), to arrive at the net loss attributable to common equity holders.

The following table sets forth the computation for basic and diluted earnings (losses) per share:

	2023		2022
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income	$34,083	$34,083	$1,790	$1,790
Income allocated to participating securities	(1)	(1)	-	-
less deemed dividends on Series B preferred stock upon exchange of common stock	-	-	(9,271)	(9,271)
less deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(9,809)	-	-	-
less deemed dividend to the July and August warrants’ holders due to triggering of a down-round feature	(789)	(789)	-	-
less dividends on preferred stock	(951)	-	(328)	(328)
less Changes in fair value of warrants’ liability	-	(966)	-	-
Total net income / (loss) attributable to common stockholders	22,533	32,327	(7,809)	(7,809)

Weighted average number of common shares, basic	9,284,254	9,284,254	286,155	286,155
Effect of dilutive shares	-	23,082,475	-	-
Weighted average number of common shares, diluted	9,284,254	32,366,729	286,155	286,155

Earnings / (Loss) per common share	$2.43	$1.00	$(27.29)	$(27.29)